GENERAL (Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 14, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill	$ 32,432		$ 31,562
Netonomy LTD [Member]
Business Acquisition [Line Items]
Non-current assets		$ 4
Account Payable		(11)
Other Payables		(142)
IPR&D		3,659
Goodwill		870
Net assets acquired		$ 4,380